SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Earnings per Share) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Basic EPS	$ 4,606,706	$ 1,200,261	$ 3,175,251	$ 5,040,241	$ 2,312,071	$ 19,219,382	$ 37,773,845	$ (34,598,594)
Dilutive effect of convertible debt		60,606	100,001	118,995
Dilutive effect of warrants calculated using the treasury stock method	(20,116)	(80,566)	(33,781)	(333,200)
Dilutive effect of restricted stock and restricted stock units
Diluted EPS	$ 4,586,590	$ 1,180,311	$ 3,241,471	$ 4,826,036
Basic	392,681,078	322,152,698	373,707,097	304,987,248
Dilutive effect of convertible debt (in shares)	19,789,474	13,301,025	14,859,842	12,814,450
Dilutive effect of warrants calculated using the treasury stock method (in shares)	258,225	622,222	322,510	816,667
Dilutive effect of restricted stock and restricted stock units (in shares)	590,618	2,700,000	657,374	2,700,000
Diluted EPS (in shares)	413,319,395	338,775,945	389,546,823	321,318,365
Net income (loss) per common share - basic	$ 0.01	$ 0.0	$ 0.01	$ 0.02
Dilutive effect of convertible debt (in dollars per share)
Dilutive effect of warrants calculated using the treasury stock method (in dollars per share)
Dilutive effect of restricted stock and restricted stock units (in dollars per share)
Diluted EPS (in dollars per share)	$ 0.01	$ 0.0	$ 0.01	$ 0.02